       front cover


INTERNATIONAL FUND

PIMCO

PIMCO International Fund
Semi-Annual Report   September 30, 1996

CHAIRMAN'S MESSAGE

Dear Client:

Following close on the heels of 1995's strong performance, we are pleased to report that foreign bond investors have once again enjoyed robust returns thus far in 1996. Unlike 1995, however, this healthy foreign bond market performance has come during a period of relative weakness in the U.S. market. While fears of Fed tightening hung over the domestic market for most of the past six months, many foreign markets saw their central banking authorities reduce interest rates to combat sluggish growth and chronically high unemployment. Historically low inflation rates and increasing fiscal conservatism have supported their efforts to use monetary policy as a tool to stimulate their flagging economies.

Our country selection favored Europe, especially the Netherlands, Germany and Sweden, and the dollar bloc countries of Canada, New Zealand and Australia. The success of these country allocations, together with small exposures to Argentine bonds and avoidance of the Japanese market, enabled the portfolio to significantly outperform both its domestic and foreign benchmarks. The Fund's six-month performance advantage of 7.27% over the domestic Lehman index highlights the potential benefit of utilizing foreign bonds in a total return investment portfolio. For clients that have granted PIMCO the discretionary authority to invest opportunistically in foreign markets via the International Fund, this diversification advantage translated into 0.42% of additional performance on an average account allocation of approximately 6.5%. (The performance impact on each client account for the six-month period varied based on allocation decisions made subject to client guidelines.)

Shown below is a summary of the International Fund's total return performance compared to relevant market indices over various time periods. Performance of the Fund is net of fees and reflects the reinvestment of dividends.

Annualized Returns Ended 9/30/96
                                                                   Since
                            6 Mos.    1 Yr.      3 Yrs.    5 Yrs. Inception

International Fund (%)        9.51     17.94      7.77     8.78     8.95

Salomon World Gov't
Bond Index (%)                6.03     10.87      8.35     8.89     8.27

Lehman Gov't/Corp. Index (%)  2.24      4.50      4.63     7.65     8.42

Cumulative Returns from Inception through September 30, 1996

[Graph Appears Here]

                                         Salomon World Gov't     Lehman Gov't/
Month          International Fund              Bond Index           Corp. Index

12/31/89          1,000,000               1,000,000           1,000,000
12/31/90          1,070,758               1,033,413           1,082,841
12/31/91          1,223,513               1,148,200           1,257,457
12/31/92          1,309,150               1,238,152           1,352,790
12/31/93          1,496,037               1,400,508           1,502,023
12/31/94          1,353,748               1,348,529           1,449,322
12/31/95          1,634,563               1,599,803           1,728,206
09/30/96          1,787,696               1,709,445           1,725,628

The line graph depicts the value of $1,000,000 invested at the Fund's inception in December 1989 and held through September 1996, compared to the Salomon Brothers World Government Bond Index (Currency Hedged) and the Lehman Brothers Government/Corporate Bond Index, each an unmanaged market index.

We hope that you are pleased with the role that the International Fund plays in your overall investment relationship with PIMCO. Our experience over the past six months supports our strong belief that foreign bonds are a formidable portfolio management tool, with proven diversification and performance benefits. Please contact your account manager or call us directly at (800) 927-4648 should you have questions or if we can be of any other assistance.

Sincerely,

/s/ Brent R. Harris

Brent R. Harris
Chairman of the Board
November 7, 1996

STATEMENT OF ASSETS AND LIABILITIES

September 30, 1996 (unaudited)

Amounts in thousands, except per share amounts

Assets:

Investments, at value                                  $  2,380,267
Cash and foreign currency                                     5,799
Receivable for investments and foreign currency sold        244,263
Variation margin receivable                                      34
Interest and dividends receivable                            39,077
                                                          2,669,440

Liabilities:

Payable for investments and foreign currency purchased    1,719,938
Accrued investment advisor's fee                                190
Accrued administrator's fee                                     190
Variation margin payable                                        251
Other accrued expenses and liabilities                           38
                                                          1,720,607

Net Assets                                             $    948,833

Net Assets Consist of:

Paid in capital                                        $    836,786
Undistributed net investment income                          42,949
Accumulated undistributed net realized gain                  32,493
Net unrealized appreciation                                  36,605
                                                       $    948,833

Shares Issued  and Outstanding                              109,033

Net Asset Value, Offering and Redemption Price Per
Share (Net Assets Per Share Outstanding)               $       8.70

Cost of Investments Owned                                 2,373,086

Cost of Foreign Currency Held                                 5,821

See Notes to Financial Statements

STATEMENT OF OPERATIONS

For the six months ended September 30, 1996 (unaudited)

$ in thousands

Investment Income:
Interest                                                 $ 31,556

Expenses:

Investment advisory fees                                    1,609
Administration fees                                         1,609
Trustees' fees                                                  2
     Total expenses                                         3,220

Net Investment Income                                      28,336

Net Realized and Unrealized Gain (Loss):

Net realized gain on investments                           62,773
Net realized gain on futures contracts and written
 options                                                      988
Net realized gain on foreign currency transactions          4,073
Net change in unrealized appreciation on investments       26,387
Net change in unrealized appreciation on futures
 contracts and written options                              4,283
Net change in unrealized depreciation on translation of
 assets and liabilities denominated in foreign currencies
 liabilities denominated in foreign currencies           (18,873)
Net Gain                                                   79,631

Net Increase in Assets Resulting from Operations         $107,967

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS

$ in thousands

                                      Six months ended
                                      September 30, 1996      Year ended
                                        (unaudited)           March 31, 1996

Increase (Decrease) in Net Assets from:

Operations

Net investment income                    $   28,336           $   112,642
Net realized gain                            67,834               114,220
Net change in unrealized appreciation        11,797                24,171
Net increase resulting from operations      107,967               251,033

Distributions to Shareholders

From net investment income                  (13,336)             (112,598)
In excess of net investment income                0               (36,556)
Total distributions                         (13,336)             (149,154)

Fund Share Transactions

Receipts for shares sold                      34,330            2,594,823
Issued as reinvestment of
 distributions                                12,961              144,179
Cost of shares redeemed                   (1,465,029)            (614,891)
Net increase (decrease) resulting from
  Fund share transactions                 (1,417,738)           2,124,111

Total Increase (Decrease) in Net Assets  $ (1,323,107)        $ 2,225,990

Net Assets

Beginning of period                      $  2,271,940         $    45,950
End of period *                               948,833           2,271,940

* Including undistributed net
investment income of:                    $     42,949              27,949

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected Per Share Data   9/30/96
for the Year or Period  (unaudited)  3/31/96  3/31/95  3/31/94  3/31/93  3/31/92
Ended:

Net asset value beginning
of period                $  8.04  $  7.44   $ 9.93   $ 10.53   $ 10.02  $  9.94

Net investment income       0.39     0.63     2.18      0.47      0.62     0.79

Net realized and unrealized
gain (loss)                 0.37     0.49    (2.41)     0.24      0.42     0.27

Total income (loss) from
investment operations       0.76     1.12    (0.23)     0.71      1.04     1.06

Dividends from net
investment income          (0.10)   (0.39)   (2.26)    (0.96)    (0.48)   (0.78)

Dividends in excess of net
investment income           0.00    (0.13)    0.00      0.00      0.00     0.00

Distributions from net
realized capital gains      0.00     0.00     0.00     (0.35)    (0.05)   (0.20)(a)

Total distributions        (0.10)   (0.52)   (2.26)    (1.31)    (0.53)   (0.98)


Net asset value end of
period                    $ 8.70    $ 8.04  $ 7.44    $ 9.93   $ 10.53   $ 10.02

Total return (%)            9.51     15.08   (1.27)     6.54     10.61     10.97

Net assets end of  $ 948,833 $2,271,940 $45,950 $2,296,978 $2,589,677 $1,314,661
period (000's)


Ratio of expenses to        0.50(b)   0.50     0.43      0.43      0.46     0.51
average net assets (%)

Ratio of net investment
income to average
net assets (%)              4.20(b)   6.09     5.90       5.51     6.67     8.24

Portfolio turnover rate (%)   463     1,046     674        370      301     201


(a) Gain distribution includes $0.14 per share characterized for tax purposes as distributions from ordinary income.
(b)  Annualized.

See Notes to Financial Statements


SCHEDULE OF INVESTMENTS

September 30, 1996 (unaudited)




                                     Principal
                                     Amount            Value
                                     (000's)           (000's)

Argentina - 3.5%

Republic of Argentina
    7.850% due 11/15/96           $     20,000       $   19,784
    3.474% due 04/01/01 (d)             10,861            8,641
    3.474% due 09/01/02 (d)              7,096            4,804
Total Argentina                                          33,229
 (Cost $32,004)

Canada (c) (e) - 53.7%

Commonwealth of Canada
    6.250% due 09/15/98           C$   100,000           75,069
    9.000% due 12/01/04                213,120          176,225
    7.000% due 12/01/06                 60,000           43,597
    8.000% due 12/01/06                277,000          214,508
Total Canada                                            509,399
 (Cost $502,959)

Czechoslovakia (c) (e) - 4.7%

Bayerische Landesbank
    11.500% due 10/09/97          CK   597,000           22,139
International Bank of
 Reconstruction & Development
11.500% due 10/09/97                   598,000           22,185
Total Czechoslovakia                                     44,324
 (Cost $44,442)

Denmark (c) (e) - 2.6%

Kingdom of Denmark
    8.000% due 03/15/06           DK   132,200          24,192
Total Denmark                                           24,192
 (Cost $23,397)



                                   Principal
                                   Amount                 Value
                                   (000's)                (000's)
Finland (c) (e) - 7.8%

Merita
    6.375% due 04/28/03 (d)    $      6,000            $    6,000
    5.925% due 09/11/03 (d)          31,500                31,323
Republic of Finland
    3.760% due 08/15/97       FM    147,000                31,244
    3.600% due 09/15/97              27,000                 5,722
Total Finland                                              74,289
  (Cost $74,476)

Germany (c) (e) - 5.7%

Republic of Germany
    9.000% due 10/20/00       DM     40,600                30,689
    6.875% due 06/11/03              32,800                22,918
Total Germany                                              53,607
 (Cost $53,553)

Netherlands (c) (e) - 70.7%

Kingdom of Netherlands
    6.250% due  07/15/98      DG  1,097,700               671,277
Total Netherlands                                         671,277
 (Cost $684,165)

New Zealand (c) (e) - 17.4%

Commonwealth of New Zealand
    10.000% due 07/15/97      N$     34,890                24,609
    6.500% due  02/15/00             91,900                61,191
    10.000% due 03/15/02             67,900                51,334
    8.000% due  04/15/04              7,800                 5,417
    8.000% due  11/15/06             32,060                22,299
Total New Zealand                                         164,850
 (Cost $160,399)

                                   Principal
                                   Amount                  Value
                                   (000's)                 (000's)



Sweden (c) (e) - 8.0%

Kingdom of Sweden
    11.000% due 01/21/99      SK      454,700           $     76,005
Total Sweden                                                  76,005
 (Cost $74,193)

United States (c) (e) - 32.8%

Corporate Bonds and Notes - 4.3%

Champion Home Equity Loan Trust
    6.630% due 02/25/28 (d)    $       11,036                 11,274
Ford Motor Credit Corp.
    6.090% due 03/23/99 (d)            12,500                 12,510
Hewlett-Packard Co.
    5.625% due 11/20/00       DM       15,000                 10,074
TCI Communications,Inc.
    6.257% due 04/01/02 (d)    $        7,200                  7,060
                                                              40,918
Mortgage-Backed Securities - 28.2%

Federal Home Loan Mortgage Corp.
    6.059% due 04/01/20 (d)             5,876                  6,066
    6.059% due 04/01/30-06/01/30 (d)(f) 3,125                  3,227
    6.062% due 02/01/20 (d)            18,287                 18,088
    7.296% due 06/01/22 (d)             6,126                  6,058
    7.727% due 02/01/24 (d)             3,191                  3,156
    7.757% due 08/01/24 (d)             4,742                  4,902
    7.930% due 08/01/22 (d)             5,164                  5,327
Federal National Mortgage Assn.
    6.072% due 03/01/29 (d)            43,055                 42,708
    6.073% due 02/01/31 (d)            11,943                 11,847
    7.228% due 05/01/22 (d)            10,237                 10,549
    7.469% due 09/01/24 (d)             5,559                  5,737
    7.587% due 01/01/23 (d)             4,151                  4,291
    7.626% due 01/01/23 (d)             4,910                  5,082
    7.667% due 08/01/23 (d)             4,104                  4,251
    7.825% due 07/01/21 (d)             2,651                  2,751
    7.830% due 11/01/22 (d)             3,391                  3,521
    7.934% due 02/01/23 (d)             6,861                  7,129


                                        Principal
                                        Amount                  Value
                                        (000's)                 (000's)
Government National Mortgage Assn.
    6.875% due 09/20/22 (d)            $     9,145             $   9,318
    7.000% due 11/20/21-11/20/23 (d)(f)     38,557                39,125
    7.125% due 09/20/23 (d)                  7,934                 8,047
    7.250% due 07/20/22-09/20/23 (d)(f)     17,968                18,232
Prudential Home Mortgage
    6.750% due 08/25/08                      5,360                 5,348
Resolution Trust Corp.
    6.619% due 06/25/21 (d)                  3,902                 3,816
Ryland Acceptance Corp.
    7.819% due 09/25/23 (d)                 37,931                38,523
                                                                 267,099

Asset-Backed Securities - 0.3%

Student Loan Marketing Assn.
    6.011% due 10/25/07 (d)                  3,500                3,500
Total United States                                             311,517
 (Cost $312,025)

Purchased OTC Call Options (c) (e) - 13.2%

Commonwealth of Canada
    6.250% due 09/15/98 (g)
    Strike @ 91.36 Exp. 12/05/96 C$        100,000                7,647
    8.000% due 11/01/98 (g)
    Strike @ 94.52 Exp. 11/21/96           165,000               12,688
    8.000% due 11/01/98 (g)
    Strike @ 94.55 Exp. 11/21/96            50,000                3,834
    8.000% due 11/01/98 (g)
    Strike @ 94.32 Exp. 01/14/97            65,500                4,856
    8.000% due 11/01/98 (g)
    Strike @ 94.27 Exp. 01/15/97            36,900                2,744
    9.000% due 12/01/04 (g)
    Strike @ 101.50 Exp. 10/01/96          120,000                9,814
    9.000% due 12/01/04 (g)
    Strike @ 97.50 Exp. 11/04/96            41,820                4,508


SCHEDULE OF INVESTMENTS (Cont.)

September 30, 1996 (unaudited)

                                       Principal
                                       Amount                Value
                                       (000')s               (000's)

Kingdom of Netherlands
    6.250% due 07/15/98 (g)
    Strike @ 93.50 Exp. 11/19/96    DG   214,000          $    13,275
    6.250% due 07/15/98 (g)
    Strike @ 93.50 Exp. 12/03/96          86,700                5,310
    6.250% due 07/15/98 (g)
    Strike @ 93.50 Exp. 12/09/96         470,000               29,181
    6.250% due 07/15/98 (g)
    Strike @ 93.50 Exp. 12/11/96         327,000               20,252
Kingdom of Spain
    10.900% due 08/30/03 (g)
    Strike @ 97.10 Exp. 10/01/96    SP 2,163,000                3,350

Kingdom of Sweden
    11.000% due 01/21/99 (g)
    Strike @ 100.00 Exp. 11/21/96   SK   454,700                7,423

Total Purchased OTC Call Options                              124,882
 (Cost $118,775)

Short-Term Instruments - 30.8%

Discount Notes - 28.7%

AT&T Corp.
    5.240% due 10/01/96             $      2,000                2,000
    5.280% due 10/01/96                    3,400                3,400
BellSouth Telecommunications
    5.315% due 11/08/96                   10,000                9,944
Caisse d'Amortissement
    5.330% due 10/21/96                    7,100                7,079
    5.420% due 10/28/96                   17,000               16,931
    5.300% due 11/25/96                    1,100                1,091
Canadian Wheat Board
    5.320% due 11/13/96                    3,000                2,981
Coca-Cola Co.
    5.390% due 10/21/96                   13,500               13,460
Commonwealth Bank of Australia
    5.260% due 10/22/96                    5,000                4,985
E.I. Du Pont de Nemours
    5.490% due 11/27/96                    8,300                8,228


                                         Principal
                                         Amount                 Value
                                         (000's)                (000's)

Electricite de France
    5.270% due 11/12/96           $       6,600             $    6,559
    5.280% due 11/26/96                   2,200                  2,182
Eli Lilly & Co.
    5.440% due 12/16/96                   4,500                  4,488
Federal Farm Credit Bank
    5.280% due 10/03/96                   9,500                  9,497
Federal Home Loan Bank
    5.290% due 10/07/96                   1,000                    999
    5.230% due 11/13/96                  37,700                 37,464
Ford Motor Credit Co.
    5.380% due 10/28/96                  15,200                 15,139
    5.330% due 12/09/96                   7,500                  7,422
General Electric Capital Corp.
    5.340% due 12/05/96                   2,800                  2,773
General Motors Acceptance Corp.
    5.320% due 11/25/96                   4,300                  4,265
KFW International Financial
    5.300% due 11/12/96                   8,600                  8,547
Manitoba Hydroelectric Board
    5.420% due 11/07/96                   8,500                  8,453
Mobil Australia Finance
    5.350% due 10/25/96                   8,000                  7,971
National Rural Utilities Cooperative
    5.320% due 11/05/96                  20,000                 19,897
    5.280% due 11/13/96                  11,000                 10,931
    5.400% due 11/13/96                   5,700                  5,663
New Center Asset Trust
    5.310% due 11/05/96                  16,000                 15,917
Pfizer, Inc.
    5.320% due 10/10/96                  30,000                 29,960
Wool International
    5.290% due 12/03/96                   4,300                  4,259
                                                               272,445

Repurchase Agreement - 1.0%

State Street Bank
    4.750% due 10/01/96                   9,825                 9,825
    (Dated 9/30/96. Collateralized by
    U.S. Treasury Bill 02/27/97
    valued at $10,023,250. Repurchase
    proceeds are $9,826,296.)



                                         Principal
                                         Amount                 Value
                                         (000's)                (000's)
U.S. Treasury Bills - 1.1%
    5.094% due 10/17/96-11/21/96 (b)(f) $   10,480           $   10,426
Total Short-Term Instruments                                    292,696
 (Cost $292,698)

Total Investments (a) - 250.9%                                $2,380,267
 (Cost $2,373,086)

Other Assets and Liabilities (Net) -  (150.9%)               (1,431,434)

Net Assets - 100.0%                                          $   948,833

Notes to Schedule of Investments ($ in thousands):

(a) At September 30, 1996, the net unrealized appreciation
    (depreciation) of investments based on cost for federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for all
    investments in which there was an excess of
    value over tax cost.                                    $  21,868

    Aggregate gross unrealized depreciation for all
    investments in which there was an excess of
    tax cost over value.                                     (14,687)

    Unrealized appreciation - net                           $   7,181

(b) Securities with an aggregate market value of $10,426 have been segregated with the custodian to cover margin requirements for the following open future contracts at September 30, 1996:

                                                            Unrealized
Type                                         Contracts      Appreciation


Commonwealth of Australia 3 Year Note (12/96)   240         $    217
Commonwealth of Australia 10 Year Bond (12/96)  878            2,225
U.S. Treasury 5 Year Note (12/96)               506              310
U.S. Treasury 10 Year Note (12/96)            1,000            1,969
                                                            $  4,721
(c) Foreign forward currency contracts outstanding
    at September 30, 1996:



                              Principal
                                 Amount                        Unrealized
                              Covered by       Expiration     Appreciation/
Type                           Contract            Month      (Depreciation)

Sell                 A$          11,317             10/96      $     (14)
Sell                              3,160             04/97              1
Buy                  BF          15,000             12/96             (4)
Sell                             29,200             12/96             29
Buy                  BP           1,155             12/96              8
Sell                              2,765             11/96            (18)
Buy                  C$          12,024             10/96             (2)
Buy                              34,000             11/96             51
Buy                              12,320             12/96             45
Buy                              84,343             03/97             59
Sell                             82,247             10/96           (293)
Sell                             35,481             11/96            (68)
Sell                             81,000             03/97           (330)
Buy                  CK       1,271,493             11/96            200
Sell                            172,000             11/96            (52)
Buy                  DG          33,885             12/96           (288)
Sell                             38,061             12/96            836
Sell                 DK          19,856             10/96              4
Sell                            142,600             12/96            185
Buy                  DM         110,130             11/96         (1,488)
Buy                             271,750             12/96         (2,134)
Buy                              83,500             01/97         (2,143)
Sell                            420,271             12/96         19,584
Sell                              1,442             01/97             55
Sell                             44,425             03/97          1,210
Sell                             38,845             04/97            670
Buy                  FF         279,035             12/96            (95)
Sell                            274,504             12/96            784
Sell                 FM           6,401             11/96             (3)
Buy                  IL     132,058,786             10/96            196
Buy                          37,003,951             11/96             32
Buy                          32,681,600             12/96              0
Sell                         28,679,000             10/96             30

SCHEDULE OF INVESTMENTS (Cont.)

September 30, 1996 (unaudited)

Sell                 IL     172,436,000             12/96       $    490
Buy                  IP           6,504             10/96              0
Sell                              6,504             10/96            135
Buy                  IR      24,942,000             03/97            286
Sell                          2,466,300             03/97            (18)
Buy                  JY       1,453,000             10/96           (480)
Buy                           2,034,500             12/96           (336)
Sell                          3,484,427             10/96          1,161
Sell                          4,247,022             12/96            302
Buy                  N$           3,400             11/96             45
Sell                             92,810             10/96           (657)
Sell                            115,724             11/96         (1,575)
Buy                  SF           5,900             01/97           (195)
Sell                             74,700             11/96          2,537
Buy                  SK         491,489             10/96            152
Buy                             353,731             12/96            (35)
Sell                            512,706             10/96            367
Sell                             47,300             11/96             (2)
Sell                            296,153             12/96            (25)
Buy                  SP       3,721,499             10/96           (447)
Buy                           9,598,466             01/97           (791)
Sell                            900,899             10/96            187
Sell                          5,896,750             01/97           (299)
                                                              $   17,849

    (d)  Variable rate security. The rate
         listed is as of September 30, 1996.

    (e)  Principal amount denoted in indicated currency:

    A$ - Australian Dollar       FM - Finnish Markka
    BF - Belgian Franc           IL - Italian Lira
    BP - British Pound           IP - Irish Punt
    C$ - Canadian Dollar         IR - Indonesian Rupiah
    CK - Czech Koruna            JY - Japanese Yen
    DG - Dutch Guilder           N$ - New Zealand Dollar
    DK - Danish Krone            SF - Swiss Franc
    DM - German Mark             SK - Swedish Krona
    FF - French Franc            SP - Spanish Peseta

    (f) Securities are grouped by coupon and represent a range of maturities.

    (g)  Security is subject to outstanding
         forward sale commitment.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

September 30, 1996 (unaudited)

1. Significant Accounting Policies

The International Fund (the "Fund"), which commenced operations on December 13, 1989, is a series of the PIMCO Funds (the
"Trust").   The  Trust  was  organized  under  the  laws  of  the
Commonwealth of Massachusetts on February 19, 1987, and is registered under the Investment Company Act of 1940, as amended,
as  a  no-load,  open-end  management  investment  company.   The
following  is  a  summary  of  significant  accounting   policies
followed in the preparation of the Fund's financial statements. The policies are in conformity with generally accepted accounting principles.

Security Valuation. Portfolio securities and other assets for which market quotations are readily available are stated at market value. Market value is determined on the basis of last reported sales prices, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities, including those to be purchased under firm commitment agreements (other than obligations having a maturity of sixty days or less), are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Foreign currency amounts are converted to U.S. dollars using foreign exchange quotations received from independent dealers. Short-term investments having a maturity of sixty days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable.

Delayed Delivery Transactions. The Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security. Forward sales commitments are accounted for by the Fund in the same manner as forward currency contracts discussed below.

Securities Transactions and Investment Income. Security transactions are recorded as of the trade date. Interest income is recorded on the accrual basis and includes the accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Realized gains or losses from securities sold are recorded on the identified cost basis.

Dividends and Distributions to Shareholders. The Fund declares and distributes dividends representing substantially all net investment income on a quarterly basis. Any net realized capital gains from the sale of portfolio securities will be distributed no less frequently than once each year. The Fund records distributions to shareholders on the ex-dividend date.

Distributions of foreign exchange gains or losses on investments and the income generated from such investments, arising from fluctuations of exchange rates of the non-dollar denominated investment relative to the U.S. dollar, are reported to shareholders as ordinary income distributions in accordance with the provisions of the Internal Revenue Code.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions and capital loss carryforwards.

September 30, 1996 (unaudited)

Federal Income Taxes. It is the Fund's policy to distribute all of its taxable income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision has been made for federal income tax on net investment income and realized or unrealized capital gains.

Futures and Options. The Fund is authorized to enter into futures contracts and options. The primary risks associated with the use of futures contracts and options are imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and options, the possibility of an illiquid market and the inability of the counter-party to meet the terms of the contract. Futures contracts and purchased options are valued based upon their quoted daily settlement prices. The premium received for a written option is recorded as an asset with an equal liability which is marked-to- market based on the option's quoted daily settlement price. Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated at which time realized gains and losses are recognized.

Forward Foreign Currency Contracts. The Fund is authorized to enter into forward foreign exchange contracts for the purpose of hedging against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. The aggregate principal amounts of the contracts for which delivery is anticipated are recorded in the Fund's accounts, while such amounts are not recorded if the Fund intends to settle the contracts prior to delivery. All commitments are marked-to-market daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains or losses at the time the forward contract is extinguished by entry into a closing transaction or by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Forward Sales. The following securities were subject to outstanding forward sale commitments at September 30, 1996
(amounts in thousands):

                                Principal
                                Amount         Value         Proceeds


Commonwealth of
Canada             C$           579,220     $   454,668    $   447,400

Kingdom of
Netherlands        DG          1,097,700        671,277        685,232

Kingdom of Spain   SP          2,163,000         19,665         19,274

Kingdom of Sweden  SK            454,700         76,005         74,960

                                            $ 1,221,615    $ 1,226,866

Estimates. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2.  Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company ("PIMCO") serves as investment adviser (the "Adviser") to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate of 0.25% of the Fund's average daily net assets

Administration Fee. PIMCO also serves as administrator (the Administrator), and provides administrative services to the Trust for which it receives a monthly administrative fee based on the Fund's average daily net assets at the annual rate of 0.25%.

Expenses.    The Trust is responsible for the following expenses:
(i) salaries and other compensation of any of the Trust's executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses;
(iv)  the  costs of borrowing money, including interest expenses;
(v) fees and expenses of the Trustees who are not "interested persons" of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; and
(vii) expenses, such as organizational expenses, which are capitalized in accordance with generally accepted accounting principles. Each unaffiliated Trustee receives an annual retainer of $20,000, plus $2,500 for each Board of Trustees meeting attended, plus reimbursement of related expenses. These expenses are allocated to the Funds of the Trust according to their respective net assets.

Related Party Transactions. PIMCO Advisors Distribution Company ("PADCO"), an indirect wholly-owned subsidiary of PIMCO Advisors L.P., serves as the distributor of the Fund's shares. Under the contract, all expenses relating to the distribution of Fund shares will be paid by the Adviser, the Administrator or PADCO out of past profits and resources which may include fees received by the Adviser.

3. Purchases and Sales of Securities

Purchases   and   sales   of  investment  securities   (excluding
short-term  instruments) for the Fund for the  six  months  ended
September 30, 1996 were as follows ($ in thousands):

             Purchases                          Sales
U.S. Government      Other           U.S. Government      Other

   $26,571       $11,302,458           $594,143         $12,613,421

4.  Transactions in Written Call and Put Options were as  follows
($ in thousands):

                                        Premiums
    Balance at March 31, 1996          $  313
    Sales                                   0
    Closing buys                            0
    Expirations                          (313)
    Exercised                               0
    Balance at September 30, 1996           0

5.  Shares of Beneficial Interest

The Fund may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (in thousands):


                              Six months ended           Year ended
                             September 30, 1996         March 31, 1996
Shares sold                   4,080                      335,250
Shares redeemed            (179,008)                     (76,839)
Shares issued as
reinvestment of dividends     1,557                       17,814
Net increase (decrease)    (173,371)                     276,225

September 30, 1996 (unaudited)

6.  Federal Income Tax Matters

For the year ended March 31, 1996, the Fund realized capital losses of $19,435,112 for Federal income tax purposes, which included losses of $85,055,599 deferred from the year ended March 31, 1995. Internal Revenue Code regulations permit the Fund to defer into its next fiscal year net capital losses incurred between each November 1 and the end of its fiscal year ("post-October losses").

The capital losses realized by the Fund are available to offset future capital gains through March 31, 2004. The Fund will resume capital gains distributions in the future to the extent gains are realized in excess of the available carryforwards.

<PAGE 15>

[This page left blank intentionally]

[This page left blank intentionally]

        inside back cover

Pacific Investment Management Company is responsible for the management and administration of the PIMCO Funds. Founded in 1971, Pacific
Investment Management Company currently manages assets in excess of $83 billion on behalf of mutual fund and institutional clients located around the world.

Pacific Investment Management Company is one of six investment advisory firms which form PIMCO Advisors L.P., the nation's fourth largest publicly traded investment management concern with combined assets under management in excess of $104 billion. Widely recognized for providing consistent perfomance and high-quality client service, the six affiliated firms are:

Pacific Investment Management Company/Newport Beach, California
Columbus Circle Investors/Stamford, Connecticut
Cadence Capital Management/Boston, Massachusetts
NFJ Investment Group/Dallas, Texas
Parametric Portfolio Associates/Seattle, Washington
Blairlogie  Capital Management/Edinburgh, Scotland

Units of PIMCO Advisors L.P. trade on the New York Stock Exchange under the ticker symbol "PA."






Trustees and Officers

     Brent R. Harris Chairman and Trustee
     Guilford C. Babcock Trustee
     Vern O. Curtis Trustee
     Thomas P. Kemp Trustee
     William J. Popejoy Trustee
     R. Wesley Burns President
     Garlin G. Flynn Secretary
     John P. Hardaway Treasurer

Investment Advisor and Administrator

     Pacific Investment Management Company
     840 Newport Center Drive, Suite 360
     Newport Beach, California  92660

Transfer Agent and Custodian

     Investors Fiduciary Trust Company
     127 West 10th Street
     Kansas City, Missouri  64105

Counsel

     Dechert Price & Rhoads
     1500 K Street N.W.
     Washington, D.C.  20005

Independent Accountants

     Price Waterhouse LLP
     1055 Broadway
     Kansas City, Missouri  64105

       back cover

This report is submitted for the general information of the shareholdlers of the PIMCO Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the PIMCO Funds, which contains information covering its investment policies as well as other pertinent information.

PIMCO
840 Newport Center Drive, Suite 360
Newport Beach, CA  92660
800-927-4648